Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity Tables [Abstract]
Schedule of share capital
	December 31
	2022	2021
Authorized number of shares	12,857,143	*7,142,858
Issued and outstanding number of shares	7,240,020	*3,896,117
*Restated o reflect 1:7 reverse ratio of shares (See note 18b)